RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

During the years ended December 31, 2011, 2010 and 2009, the Group entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2011	2010	2009
Transactions with affiliated companies
Chang Wah Garment Manufacturing Company Limited (“Chang Wah”) (1)	Operating and office supplies expenses	$—	$—	$175
	Purchase of property and equipment	—	—	150
Chin Son, Limited (2)	Purchase of property and equipment	1,756	—	—
Crown's subsidiary	Consultancy fee capitalized in construction in progress	—	—	1,312
	Consultancy fee recognized as expense	461	298	761
	Management fees expense	—	3	45
	Office rental expense	—	3	13
	Purchase of property and equipment	307	—	74
	Service fee expense (5)	—	(24)	48
	Traveling expense	—	—	12
	Other service fee income	43	14	767
	Rooms and food and beverage income	—	3	—
Lisboa Holdings Limited (2)	Office rental expense	1,493	1,106	1,105
Melco’s subsidiaries and its associated companies	Advertising and promotional expenses	9	—	—
	Consultancy fee expense	509	570	540
	Management fees expense	14	14	—
	Network support fee expense	—	—	28
	Office rental expense	533	533	485
	Operating and office supplies expenses	68	160	33
	Purchase of property and equipment	186	1,287	55,021
	Repairs and maintenance expenses	—	236	87
	Service fee expense (6)	502	524	646
	Other service fee income	307	254	129
	Rooms and food and beverage income	221	13	12
Melco Crown Entertainment Charity Association (“MCE Charity Association”) (3)	Donation expense	120	—	—
MGM Grand Paradise Limited (“MGM”) (2)	Office rental expense	—	—	155
	Operating and office supplies expenses	—	3	—
	Purchase of property and equipment	—	—	37
Shuffle Master Asia Limited
(“Shuffle Master”) (4)	Operating and office supplies expenses	—	—	31
	Purchase of property and equipment	—	—	4,200
Shun Tak Holdings Limited and its subsidiaries (referred to as “Shun Tak Group”) (2)	Advertising and promotional expenses	—	—	126
	Office rental expense	124	212	131
	Operating and office supplies expenses	20	18	18
	Purchase of property and equipment	6	—	—
	Traveling expense (7)	2,794	2,750	2,058
	Rooms and food and beverage income	445	64	—
Sky Shuttle Helicopters Limited (“Sky Shuttle”) (2)	Traveling expense	2,008	1,433	852
Sociedade de Jogos de Macau S.A. (“SJM”) (2)	Office rental expense	—	158	206
	Traveling expense capitalized in construction in progress (7)	2	—	—
	Traveling expense recognized as expense (7)	482	—	—
Sociedade de Turismo e Diversões de Macau, S.A. (“STDM”) and its subsidiaries (together with STDM referred to as “STDM Group”) (2)	Advertising and promotional expenses	116	75	85
	Office rental expense	807	259	259
	Service fee expense	113	—	54
	Traveling expense capitalized in construction in progress (7)	—	3	65
	Traveling expense recognized as expense (7)	115	792	739
Transactions with shareholders
Crown	Interest charges capitalized in construction in progress	—	—	198
	Interest charges recognized as expense	97	86	77
	Other service fee income	4	—	—
	Rooms and food and beverage income	39	—	—
Melco	Interest charges capitalized in construction in progress	—	—	765
	Interest charges recognized as expense	174	156	138
	Other service fee income	—	23	—
	Rooms and food and beverage income	$15	$39	$11

Notes

(1)	A company in which a relative of Mr. Lawrence Ho, the Company’s Chief Executive Officer, had beneficial interest until end of December 2009.

(2)	Companies in which a relative/relatives of Mr. Lawrence Ho has/have beneficial interests.

(3)	An association of which certain subsidiaries of the Company are directors.

(4)	Companies in which the Company’s former Chief Operating Officer, who resigned this position in May 2009, was an independent non-executive director of its parent company.

(5)	The negative amount including reversal of over-accrual of related expense during the year.

(6)	The amounts mainly represent the Company’s reimbursement to Melco’s subsidiary for service fees incurred on its behalf for rental, office administration, travel and security coverage for the operation of the office of the Company’s Chief Executive Officer.

(7)	Traveling expenses including ferry and hotel accommodation services within Hong Kong and Macau.

(a)	Amounts Due From Affiliated Companies

The outstanding balances arising from operating income received or prepayment of operating expenses as of December 31, 2011 and 2010 are as follows:

	December 31,
	2011	2010
Melco's subsidiaries and its associated companies	$1,744	$1,464
Shun Tak Group	102	64

	$1,846	$1,528

The maximum amounts outstanding due from Melco’s subsidiaries during the years ended December 31, 2011 and 2010 were $1,841 and $1,757, respectively. The maximum amounts outstanding due from Melco’s associated companies during the years ended December 31, 2011 and 2010 were $4 and $5, respectively.

The maximum amounts outstanding due from Shun Tak Group during the years ended December 31, 2011 and 2010 were $236 and $64, respectively.

The outstanding balances due from affiliated companies as of December 31, 2011 and 2010 as mentioned above are unsecured, non-interest bearing and repayable on demand.

(b)	Amounts Due To Affiliated Companies

The outstanding balances arising from operating expenses as of December 31, 2011 and 2010 are as follows:

	December 31,
	2011	2010
Crown's subsidiary	$18	$99
Melco's subsidiaries and its associated companies	179	134
MCE Charity Association	120	—
Shun Tak Group	304	276
SJM	113	—
Sky Shuttle	302	—
STDM Group	101	164

	$1,137	$673

The outstanding balances due to affiliated companies as of December 31, 2011 and 2010 as mentioned above are unsecured, non-interest bearing and repayable on demand.

(c)	Loans From Shareholders

Melco and Crown provided loans to the Company mainly for working capital purposes, for the acquisition of the Altira Macau and the City of Dreams sites and for construction of Altira Macau and City of Dreams.

As of December 31, 2010, the outstanding loan balance due to Melco amounted to HK$578,577,752 (approximately $74,367), was unsecured, interest bearing at 3-month HIBOR per annum and at 3-month HIBOR plus 1.5% per annum only during the period from May 16, 2008 to May 15, 2009 and repayable in May 2012. As of December 31, 2010, the outstanding loan balance due to Crown amounted to HK$321,157,031 (approximately $41,280), was unsecured, interest bearing at 3-month HIBOR per annum and repayable in May 2012.

On November 18, 2011, Melco and Crown agreed to convert their respective shareholder loans into equity. They entered into a series of agreements, pursuant to which, on November 29, 2011 (the “Capitalization Date”):

•

Melco transferred by novation HK$180,000,000 (approximately $23,136) of the outstanding loan balances owed to Melco by the Company to Crown. On completion of the novation, the Company was indebted to Melco in the sum of HK$398,577,752 (approximately $51,231) and Crown in the sum of HK$501,157,031 (approximately $64,416).

•

Each of Melco and Crown agreed to convert outstanding loan balances owed by the Company to them into shares. The Company issued a total of 40,211,930 ordinary shares in connection with the shareholder loan conversion, based on a conversion price of $2.87 per share.

The maximum amount of outstanding loan balances due to Melco and Crown during the years ended December 31, 2011 and 2010 was HK$578,577,752 (approximately $74,367) and HK$501,157,031 (approximately $64,416), respectively.

(d)	Amounts Due From/To Shareholders

As of December 31, 2011, the outstanding balance due from Melco of $6, arising from operating income received. As of December 31, 2010, the outstanding balance was a payable to Melco of $23, mainly related to interest payable on the outstanding loan balances. These amounts were unsecured, non-interest bearing and repayable on demand.

The amounts of $13 due to Crown as of December 31, 2010, related to interest payable on the outstanding loan balances, were unsecured, non-interest bearing and repayable on demand.